Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Loans Receivable [Abstract]
Schedule of Loans Receivable	Loans receivable consisted of the following as of the date indicated:
	As of December 31, 2023	As of December 31, 2022
Loan to CGGP, LLC	$—	$62,383
Loan to NewCo Vision, LLC	—	70,530
Total loan receivable	$—	$132,913